VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of VIE's Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2015	2014
Current assets from discontinued operations	$13,272,186	$30,349,676
Total current assets	27,860,566	50,304,042
Property, plant and equipment	2,930,365	2,573,014
Intangible assets	2,431,599	3,418,735
Non-current assets from discontined operations	-	31,255,179
Total assets	41,439,773	83,714,511
Intercompany payable to the WFOE	28,347,903	26,278,635
Current liabilities from discontinued operations	-	28,989,570
Total current liabilities	42,249,136	75,772,143
Non-current liabilities from discontinued operations	-	213,186
Total liabilities	42,249,136	75,985,329
Total equity	(809,363)	7,729,182